Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Earnings (loss) for the year	$ 24,908	$ (16,790)
Adjusted for:
Interest income	(228)	(36)
Items not involving cash:
Net gain on disposition of mineral interests	(48,390)	0
Unrealized net loss on marketable securities	135	869
Realized net loss on marketable securities	0	311
Depreciation	341	371
Impairment expense	5,506	42
Net loss from associates	5,880	0
Amortization of flow-through share premium	3,124	4,520
Accretion of provision for site reclamation and closure	94	69
Share-based compensation	1,669	2,046
Interest expense	100	98
Other	0	(1)
Changes in non-cash working capital	(903)	266
Cash (used in) operating activities	(14,012)	(17,273)
Investing activities:
Interest income	228	36
Acquisition of mineral interests, net of cash acquired	(1,281)	(1,210)
Option payment received	310	150
Acquisition of Homestake Ridge royalty, inclusive of fees	0	(110)
Acquisition of Universal Mineral Services Ltd	(1)	0
Proceeds from disposition of mineral interests, net of transaction costs	(4,479)	0
Proceeds from disposition of investment in associate, net of transaction costs	6,774	0
Proceeds from sale of marketable securities	0	1,000
Marketable securities additions	(60)	0
Property and equipment additions, net of disposals	0	(87)
Decrease (increase) in restricted cash	(14)	35
Cash provided by (used in) investing activities	10,435	(186)
Financing activities:
Proceeds from issuance of common shares, net of costs	10,864	5,385
Lease payments	(235)	(180)
Proceeds from share option and warrant exercises	0	152
Cash provided by financing activities	10,629	5,357
Effect of foreign exchange on cash	2	0
(Increase) decrease in cash	7,050	(12,102)
Cash, beginning of the year	3,259	15,361
Cash, end of the year	$ 10,309	$ 3,259